         Supplement dated July 15, 2002 to Prospectus dated May 1, 2002

                                      FOR
                      ENSEMBLE II VARIABLE LIFE INSURANCE

                        ISSUED BY JPF SEPARATE ACCOUNT B
                                       OF
                 JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY
--------------------------------------------------------------------------------

This supplement updates certain information contained in the prospectus and, to the extent inconsistent, it supersedes it. Retain it with your prospectus for future reference. You may obtain additional copies of the prospectus free of charge, by writing or calling Jefferson Pilot LifeAmerica Insurance Company ("JP LifeAmerica") at the address or telephone number set forth below.

Effective August 30, 2002, you may allocate your premium to nine new Divisions of Separate Account B. Each Division will invest exclusively one of the following Portfolios: the VP Value Fund of the American Century Variable Portfolios, Inc., the Scudder VIT Small Cap Index Fund of the Deutsche VIT Funds, the VP Technology, VP Healthcare and VP Financial Portfolios of the ProFunds VP, the Mid-Cap Growth Portfolio of the T. Rowe Price Equity Series, Inc., and the VIF Small Company Growth, VIF Mid-Cap Index and VIF REIT Index Portfolios of the Vanguard Variable Insurance Fund.

The first sentence in the paragraph entitled "Divisions" on Page 5 of the Prospectus should be amended to read as follows:

    "The Policy presently offers thirty-two Divisions but may add or delete Divisions."

The following information is added to the section entitled "CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS" on Page 7 of the prospectus:

    For the American Century VP Value Fund Class II, the Management Fees (After Expense Reimbursements) is 0.90%, the 12b-1 Distribution and/or Servicing Fees (After Expense Reimbursements) is 0.25%, the Other Expenses (After Expense Reimbursements) is 0.00% and the Total Portfolio Annual Expenses (After Expense Reimbursements) is 1.15%;

    For the ProFund VP Technology Portfolio, the Management Fees (After Expense Reimbursements) is 0.75%, the 12b-1 Distribution and/or Servicing Fees (After Expense Reimbursements) is 0.25%, the Other Expenses (After Expense Reimbursements) is 0.98% and the Total Portfolio Annual Expenses (After Expense Reimbursements) is 1.98%;

    For the ProFund VP Healthcare, the Management Fees (After Expense Reimbursements) is 0.75%, the 12b-1 Distribution and/or Servicing Fees (After Expense Reimbursements) is 0.25%, the Other Expenses (After Expense Reimbursements) is 0.98% and the Total Portfolio Annual Expenses (After Expense Reimbursements) is 1.98%;

    For the ProFund VP Financial, the Management Fees (After Expense Reimbursements) is 0.75%, the 12b-1 Distribution and/or Servicing Fees (After Expense Reimbursements) is 0.25%, the Other Expenses (After Expense Reimbursements) is 0.98% and the Total Portfolio Annual Expenses (After Expense Reimbursements) is 1.98%;

    For the Scudder VIT Small Cap Index Fund-Class B, the Management Fees (After Expense Reimbursements) is 0.35%, the 12b-1 Distribution and/or Servicing Fees (After Expense Reimbursements) is 0.25%, the Other Expenses (After Expense Reimbursements) is 0.10% and the Total Portfolio Annual Expenses (After Expense Reimbursements) is 0.70%;

    For the T. Rowe Price Mid-Cap Growth Portfolio II, the Management Fees (After Expense Reimbursements) is 0.85%, the 12b-1 Distribution and/or Servicing Fees (After Expense Reimbursements) is 0.25%, the Other Expenses (After Expense Reimbursements) is 0.00% and the Total Portfolio Annual Expenses (After Expense Reimbursements) is 1.10%;

    For the Vanguard VIF Small Company Growth Portfolio, the Management Fees (After Expense Reimbursements) is 0.47%, the Other Expenses (After Expense Reimbursements) is 0.04% and the Total Portfolio Annual Expenses (After Expense Reimbursements) is 0.51%;

    For the Vanguard VIF Mid-Cap Index Portfolio, the Management Fees (After Expense Reimbursements) is 0.24%, the Other Expenses (After Expense Reimbursements) is 0.06% and the Total Portfolio Annual Expenses (After Expense Reimbursements) is 0.30%;

    For the Vanguard VIF REIT Index Portfolio, the Management Fees (After Expense Reimbursements) is 0.27%, the Other Expenses (After Expense Reimbursements) is 0.10% and the Total Portfolio Annual Expenses (After Expense Reimbursements) is 0.39%.

The following information is added to the section entitled "INVESTMENT ADVISERS AND OBJECTIVES FOR EACH OF THE FUNDS" on page 9 of the prospectus:

    Deutsche Asset Management Inc. ("Deutsche") is the investment adviser to the Scudder VIT Funds Class B. ProFund Advisors LLC is the investment adviser to the ProFunds VP. T. Rowe Price Associates ("T. Rowe Price") is the investment adviser to T. Rowe Price Equity Series Inc. The investment advisers for the Vanguard VIF Small Company Portfolio of the Vanguard Variable Insurance Fund are Granahan Investment
    Management, Inc. ("Granahan") and Grantham, Mayo, Van Otterino & Co. LLP ("GMO"). The Vanguard Group ("Vanguard") is the investment adviser to the Vanguard VIF Mid-Cap Index and VIF REIT Portfolios.

The following information is added to the section entitled "EQUITY PORTFOLIO CHOICES" on pages 10 and 11 of the prospectus:

    For the American Century VP Value Fund Class II, the investment objective is: Seeks long-term capital growth. Income is a secondary objective; the investment manager is American Century.

    For the ProFund VP Technology Portfolio, the investment objective is:
    Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index; the investment manager is ProFund Advisors LLC.

    For the ProFund VP Healthcare, the investment objective is: Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Sector Index; the investment manager is ProFund Advisors LLC.

    For the ProFund VP Financial, the investment objective is: Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Sector Index; the investment manager is ProFund Advisors LLC.

    For the Scudder VIT Small Cap Index Fund Class B, the investment objective is: Seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index, which emphasizes stocks of small U.S. companies; the investment manager is Deutsche.

    For the T. Rowe Price Mid-Cap Growth Portfolio II, the investment objective is: Seeks to provide long-term capital appreciations by investing in mid-cap stocks with potential for above-average earnings growth; the investment manager is T. Rowe Price.

    For the Vanguard VIF Small Company Growth Portfolio, the investment objective is: Seeks to provide long-term growth of capital; the investment manager is Granahan and GMO.

                 JEFFERSON PILOT LIFEAMERICA INSURANCE COMPANY
                               ONE GRANITE PLACE
                          CONCORD, NEW HAMPSHIRE 03301
                                 (800) 453-8588

                                       2